SUMMARY OF OPTIONS ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Terms Years, Options outstanding	1 year 14 days		1 year 5 months 4 days
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Options outstanding	6,322,480	5,976,076	5,976,076	5,276,824
Weighted Average Exercise Price, Options outstanding	$ 3.40	$ 3.26	$ 3.26	$ 2.93
Weighted Average Remaining Contractual Terms Years, Options outstanding	3 years 10 months 24 days	5 years 2 months 26 days	4 years 1 month 2 days	4 years 11 months 8 days	5 years 3 months 29 days
Aggregate Intrinsic Value, Options outstanding	$ 15,004	$ 15,003	$ 15,003	$ 14,619
Number of shares, Granted			375,087	703,102
Weighted Average Exercise Price, Granted			$ 5.77	$ 5.74
Number of Options, Exercised	(85,000)		(5,000)
Weighted Average Exercise Price, Exercised	$ 0.77		$ 2.94
Number of Options, Forfeited	(526,094)	(22,883)	(23,683)	(3,850)
Weighted Average Exercise Price, Forfeited			$ 3.19	$ 5.71
Number of shares, Options outstanding	5,711,386	5,953,193	6,322,480	5,976,076	5,276,824
Weighted Average Exercise Price, Options outstanding	$ 3.63	$ 3.26	$ 3.40	$ 3.26	$ 2.93
Aggregate Intrinsic Value, Options outstanding	$ 12,218	$ 14,935	$ 15,004	$ 15,003	$ 14,619
Number of shares, Options exercisable	4,981,131	4,669,998	5,323,300	4,441,586
Weighted Average Exercise Price, Options exercisable	$ 3.32	$ 2.82	$ 2.96	$ 2.41
Weighted Average Remaining Contractual Terms Years, Options exercisable	3 years 2 months 19 days	4 years 4 months 20 days	3 years 2 months 19 days	3 years 7 months 2 days
Aggregate Intrinsic Value, Options exercisable	$ 12,209	$ 13,782	$ 14,980	$ 14,932
Number of shares, Options unvested	730,255	1,283,195	999,180	1,534,490
Weighted Average Exercise Price, Options unvested	$ 5.76	$ 4.87	$ 5.75	$ 5.72
Weighted Average Remaining Contractual Terms Years, Options unvested	8 years 6 months 29 days	8 years 4 months 2 days	8 years 8 months 26 days	8 years 9 months 29 days
Aggregate Intrinsic Value, Options unvested	$ 9	$ 1,153	$ 24	$ 71
Number of shares, Exercised	85,000		5,000